Terminated Acquisition (Details) - Teck Waneta Dam and related transmission assets - CAD ($) $ in Millions	1 Months Ended
	Aug. 31, 2017	May 31, 2017
Business Acquisition [Line Items]
Ownership interest		66.67%
Break fee	$ 28